MONEY MARKET
GuideStone Funds Money Market Fund
Investment Objective
The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable per share price of $1.00.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses - MONEY MARKET		Institutional Class	Investor Class
Management fee		0.12%	0.12%
Other expenses		0.03%	0.28%
Total annual operating expenses	[1]	0.15%	0.40%
[1]	The expense information in the table has been restated to reflect the current Management fee based on a reduction to the advisory fee and sub-advisory fee.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - MONEY MARKET - USD ($)	Institutional Class	Investor Class
1 Year	$ 15	$ 41
3 Years	48	128
5 Years	85	224
10 Years	$ 192	$ 505

Principal Investment Strategies
  The Fund is a government money market fund. The Fund invests 99.5% or more of its total assets in:
  Debt securities issued or guaranteed as to principal or interest by the U.S. government, or by U.S. government agencies or instrumentalities;
  Repurchase agreements that are collateralized fully by cash items or U.S. Treasury and U.S. government securities; and
  Cash.
  The Fund expects, but does not guarantee, a constant net asset value ("NAV") of $1.00 per share by valuing its portfolio securities at amortized cost. It is not anticipated that any Fund affiliate will make a capital infusion, enter into a capital support agreement or take other actions to prevent the NAV per share of the Fund from falling below $0.995.
  The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar weighted average life portfolio maturity of 120 days or less.
  The Fund invests only in U.S. dollar-denominated securities and in instruments that mature in 397 days or less from the date of purchase.
  The Fund may invest only in securities that comply with the quality, maturity, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which regulates mutual funds and other rules of the U.S. Securities and Exchange Commission ("SEC").
  As a government money market fund, the Fund is not subject to liquidity fees or redemption gates, although the Fund's Board of Trustees ("Board") may elect to impose such fees or gates in the future.
  A low interest rate environment may prevent the Fund from providing a positive yield, cause the Fund to pay expenses out of Fund assets or impair the Fund's ability to maintain a stable $1.00 NAV per share. The Adviser may, in its sole discretion, maintain a temporary defensive position with respect to the Fund. Although not required to do so, the Adviser or its affiliate may waive or cause to be waived fees owed by the Fund, in attempt to maintain a stable $1.00 NAV per share.
  The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends Sub-Adviser selections to the Board based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible.

Principal Investment Risks
  You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
  Factors such as, but not limited to, an increase in interest rates, a decline in the credit quality of one or more issuers, large redemptions of the Fund's shares, or adverse market conditions impacting the trading or the value of money market instruments could cause the Fund's share price to decrease below $1.00.
  A sharp rise in interest rates could cause the value of the Fund's investments and its share price to drop. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. As of the date of this Prospectus, interest rates in the United States are near historic lows, but may rise significantly or rapidly, causing losses to the Fund.
  The Fund's return will drop if short-term interest rates drop. Over time, the value of the Fund's return may be eroded by inflation.
  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.
  The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund's liquidity and may have an adverse effect on the Fund's ability to maintain a $1.00 per share price.
  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the U.S., circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future.
  New requirements for money market funds will take effect over the course of 2016, which structurally change the way that certain money market funds will be required to operate. When implemented, those changes may affect the Fund's investment strategies, fees and expenses, portfolio and share liquidity and return potential.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Prior to May 1, 2016, the Fund operated as a “prime money market fund,” and invested in certain types of securities that it is no longer permitted to hold. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
Investor Class Annual Total Return years ended 12/31

Best Quarter: 1.27% 9/2007	Worst Quarter: 0.00% 9/2015

Average Annual Total Returns as of 12/31/15
Average Annual Total Returns - MONEY MARKET		One Year	Five Years	Ten Years	Since Inception	Inception Date
Investor Class		0.02%	0.02%	1.27%	1.39%	Aug. 27, 2001
Institutional Class		0.08%	0.07%	1.39%	1.51%	Aug. 27, 2001
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[1]	0.03%	0.05%	1.17%	1.37%	Aug. 27, 2001
Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[1]	0.02%	0.05%	1.17%	1.37%	Aug. 27, 2001
[1]	Prior to May 1, 2016, the Fund's primary broad-based market index was the Citigroup 3-Month Treasury Bill Index. The Fund changed its primary broad-based index because the Bank of America Merrill Lynch 0-3 month U.S. Treasury Bill Index shows how the Fund's performance compares with the returns of an index of securities that are closer to those in which the Fund invests.